Cover	Oct. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2020
Entity File Number	001-37721
Entity Registrant Name	ACACIA RESEARCH CORPORATION
Entity Central Index Key	0000934549
Entity Tax Identification Number	95-4405754
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Park Plaza
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	480-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ACTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable